Common Stock	12 Months Ended
Dec. 31, 2022
11. Common Stock
Common Stock
11.

COMMON STOCK
Authorized
:

Unlimited number of non-par value common shares.
2022 2021
Issued and outstanding:
millions
of shares

millions of
dollars
millions of
shares

millions of
dollars
Balance, December 31, 2021

261.07 $

7,242

251.43 $

6,705
Issuance of common stock under ATM program
(1)(2)

4.07

248

4.99

284
Issued under the DRIP,

net of discounts

4.21

238

3.90

215
Senior management stock options exercised and Employee Share
Purchase Plan

0.60

34

0.75

38
Balance, December 31, 2022

269.95 $

7,762

261.07 $

7,242
(1) As at December 31, 2021, a total of 4,987,123

common shares were issued under Emera's ATM

program at an average price of
$ 57.63

per share for gross proceeds of $
287

million ($
284

million net of after-tax issuance costs).
(2) For the year ended December 31, 2022, 4,072,469

common shares were issued under Emera's ATM

program at an average price
of $ 61.31

per share for gross proceeds of $
250

million ($
248

million net of after-tax issuance costs).
On August 12, 2021, Emera renewed its ATM Program that allows the Company to issue up to $ 600 million of common shares from treasury to the public from time to time, at the Company's discretion, at the prevailing market price. The ATM Program was renewed pursuant to a prospectus supplement to the
Company's short form base shelf prospectus dated August 5, 2021. The ATM program is expected to remain in effect until September 5, 2023. As at December 31, 2022, an aggregate gross sales limit of
$ 207

million remains available for issuance under the ATM program.
As at December 31, 2022, the following common shares were reserved for issuance: 6 million (2021 –
6.2
million) under the senior management stock option plan, 2.7

million (2021 –
3.1

million) under the
employee common share purchase plan and 10

million (2021 –
14.2

million) under the DRIP.

The issuance of common shares under the common share compensation arrangements does not allow the plans to exceed 10

per cent of Emera's outstanding common shares. As at December 31, 2022,
Emera is in compliance with this requirement.